SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Revenue	$ 3,168,061
Operating costs and expenses	5,605,508
Loss from operations	(2,437,447)
Other income	34,839
Income tax expense	1,097
Net loss	$ (2,403,705)